Related-party transactions - Text Details (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions	€ 116	€ 204	€ 158
Non-recourse third-party receivables sold from PMC		162	242	€ 235
PMC [Member]
Related-party transactions [Line Items]
Revenue from sale of goods, related party transactions		€ 106	€ 191	€ 150
PMC [Member] | Philips Electronics North America Corporation [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate		40.00%
De Lage Landen Financial Services, Inc. (DLL) [Member]
Related-party transactions [Line Items]
Proportion of ownership interest in associate		60.00%
Bottom of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights			20.00%	20.00%
Top of range [member]
Related-party transactions [Line Items]
Presumed significant influence, voting rights			50.00%	50.00%